Derivative Instruments (Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ 34,955,054	$ 20,369,574	$ 48,869,635
Futures Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	26,206,896	20,317,836	47,551,116
Energies [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(6,966,567)	8,983,430	2,981,313
Grains [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	2,781,648	(2,597,497)	3,623,367
Interest Rates [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	14,988,237	7,669,389	37,531,206
Livestock [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	55,290	159,030	893,890
Metals [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(1,111,367)	5,411,115	(2,488,313)
Softs [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(942,605)	779,782	2,095,657
Stock Indices [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	17,402,260	(87,413)	2,913,996
Forward Currency Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ 8,748,158	$ 51,738	$ 1,318,519